OTHER PAYABLES AND ACCRUED EXPENSES (Details) - CNY (¥) ¥ in Thousands	Sep. 30, 2023	Sep. 30, 2022
OTHER PAYABLES AND ACCRUED EXPENSES
Payable for purchase of plant and equipment	¥ 1,000	¥ 5,789
Salaries and bonus payable	7,626	4,908
Accrued interest		20,388
Other taxes payable		4,159
Deposits from others		4,689
Deferred government subsidies	363	887
Payable for penalty		12,734
Others	7,376	9,958
Other payables and accrued expenses	¥ 17,945	¥ 64,932